Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information Profit Loss [Abstract]
Revenues	$ 61,947	$ 76,973	$ 116,776	$ 75,945	$ 80,062	$ 56,927	$ 67,904	$ 60,532	$ 331,641	$ 265,425	$ 223,898
Costs and Expenses									(212,299)	(173,194)	(147,244)
Interest expense									(21,920)	(15,725)	(14,462)
Other, net									85,579	32,688	20,950
Provision for income taxes									(37,214)	(25,815)	(22,784)
Income (Loss) from Continuing Operations Attributable to Parent, Total									145,787	83,379	60,358
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,220,524				950,705				1,220,524	950,705
Total Assets	1,462,623				1,172,326				1,462,623	1,172,326
Reimbursed costs from affiliates									64,829	60,023	47,534
Percentage Of Total Investment In Reit									23.00%
Asset Management [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									242,647	191,890	155,119
Costs and Expenses									(157,544)	(133,682)	(110,160)
Other, net									23,866	7,026	7,913
Provision for income taxes									(34,971)	(23,661)	(21,813)
Income (Loss) from Continuing Operations Attributable to Parent, Total									73,998	41,573	31,059
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	2,593				3,730				2,593	3,730
Total Assets	128,557				123,921				128,557	123,921
Real Estate Investment [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									88,994	73,535	68,779
Costs and Expenses									(54,755)	(39,512)	(37,084)
Interest expense									(21,920)	(15,725)	(14,462)
Other, net									61,713	25,662	13,037
Provision for income taxes									(2,243)	(2,154)	(971)
Income (Loss) from Continuing Operations Attributable to Parent, Total									71,789	41,806	29,299
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,217,931				946,975				1,217,931	946,975
Total Assets	1,334,066				1,048,405				1,334,066	1,048,405
Real Estate Investment [Member] | InternationalPropertities [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									9,729	7,706	7,973
Costs and Expenses									(4,859)	(3,742)	(2,419)
Interest expense									(1,695)	(1,742)	(2,051)
Other, net									6,176	3,943	5,789
Provision for income taxes									(108)	(30)	(963)
Income (Loss) from Continuing Operations Attributable to Parent, Total									9,243	6,135	8,329
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	66,086				69,126				66,086	69,126	47,911
Total Assets	75,522				82,987				75,522	82,987	64,865
Real Estate Investment [Member] | Domastic Properties [Member]
Segment Reporting Information Profit Loss [Abstract]
Revenues									79,265	65,829	60,806
Costs and Expenses									(49,896)	(35,770)	(34,665)
Interest expense									(20,225)	(13,983)	(12,411)
Other, net									55,537	21,719	7,248
Provision for income taxes									(2,135)	(2,124)	(8)
Income (Loss) from Continuing Operations Attributable to Parent, Total									62,546	35,671	20,970
Segment Reporting Asset Balances [Abstract]
Total Long-Lived Assets	1,151,845				877,849				1,151,845	877,849	836,549
Total Assets	$ 1,258,544				$ 965,418				$ 1,258,544	$ 965,418	$ 900,431